SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Selling, general and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising costs	¥ 52,900	¥ 25,812	¥ 30,507